FAIR VALUE MEASUREMENTS - Discount Rate Sensitivity (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Fair Value Disclosures [Abstract]
Life settlement policies, fair value, impact of +2% discount rate adjustment	$ 78,288,612	$ 12,376,891
Life settlement policies, change in fair value, impact of +2% discount rate adjustment	(5,296,762)	(1,432,461)
Life settlement policies, at fair value	83,585,374	13,809,352	$ 0
Life settlement policies, fair value, impact of -2% discount rate adjustment	89,102,871	15,571,704
Life settlement policies, change in fair value, impact of -2% discount rate adjustment	$ 5,517,497	$ 1,762,352